Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management [Abstract]
Schedule of Non Derivative Financial Liabilities by Maturity Grouping
	Less than	Between 1 and	Between 2 and	After
	1 year	2 years	5 years	5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2024
Borrowings	72,215	9,571	4,152	—	85,938
Lease liabilities	34,148	19,799	38,683	8,360	100,990
Trade payables	48,373	—	—	—	48,373
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	23,336	—	—	—	23,336
	193,892	50,964	54,682	20,534	320,072

At 31 December 2025
Borrowings	129,081	15,171	—	—	144,252
Lease liabilities	31,996	28,485	72,990	21,305	154,776
Trade payables	34,748	—	—	—	34,748
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	22,865	—	—	—	22,865
	218,690	43,656	72,990	21,305	356,641

Schedule of Gearing Ratios
	2024	2025
	RMB’000	RMB’000
Total borrowings	85,938	144,252
Less: Cash and cash equivalents (Note 18)	(42,836)	(60,259)
Restricted cash (Note 18)	(1,012)	(5,102)
Net debt	42,090	78,891
Total equity	9,346	(43,233)
Total capital	51,436	35,658
Gearing ratio	81.83%	221.24%

Schedule of Financial Assets and Liabilities that are Measured at Fair Value

The following table presents the Group’s financial assets, non-finacial assets and finanial liabilities that are mearsure at fair value as at 31 December 2025.

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2025
Assets
Investment properties (Note 14)	—	—	35,027	35,027
	—	—	35,027	35,027